Segment Information - Schedule of Geographical Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Geographical Information [Line Items]
Revenue		$ 48,493,897	$ 35,838,780	$ 20,009,994
Non-current assets	[1]	73,940,445	101,667,875	15,287,534
Taiwan [Member]
Schedule of Geographical Information [Line Items]
Revenue		24,636,622	20,683,925	19,995,068
Non-current assets	[1]	13,338,197	13,699,720	15,287,534
Japan [Member]
Schedule of Geographical Information [Line Items]
Revenue		23,857,275	15,154,855	14,926
Non-current assets	[1]	$ 60,602,248	$ 87,968,155

[1]	Excluding financial assets at fair value through profit or loss, financials assets at fair value through other comprehensive income, financial assets at amortized costs and deferred tax assets.